Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Measures and Disclosures:
Fair Value, Measurements in Financial Reporting

Fair value of financial instruments is as follows:

	December 31, 2016		Date of Issuance October 17, 2016
	Fair Value	Input Level	Fair Value	Input Level

Derivative liability – $1 million of Notes issued October 17, 2016	$56,557	Level 3	$271,754	Level 3
Derivative liability – 160,000 warrants issued October 17, 2016	$36,649	Level 3	$176,096	Level 3

Schedule of reconciliation of the derivative liability measured at fair value

The following table presents a reconciliation of the derivative liability measured at fair value on a recurring basis using significant unobservable input (Level 3) on October 17, 2016 and December 31, 2016:

Conversion feature derivative liability
Fair value on issuance date	$447,850
Change in fair value	(354,644)
Balance December 31, 2016	$93,206